Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,951,000
Previously Paid Amount	0.00
Total Fee Amount	298.70
Total Offset Amount	0.00
Net Fee	298.70
Narrative - Max Aggregate Offering Price	$ 1,951,000
Final Prospectus	true